SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Aug. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Cash	Cash Cash is a financial asset that is measured at amortized cost, which approximates fair value and includes cash-on-hand and deposits held with financing institutions.
Short-term investments	Short-term investments The Company considers short-term investments in the form of guaranteed investment certificates to be an investing activity. These investments are measured at amortized cost. The Company also had equity securities that were carried at fair value through profit or loss.
Biological assets	Biological assets While the Company’s biological assets are within the scope of IAS 41 Agriculture, the direct and indirect costs of biological assets are determined using an approach similar to the capitalization criteria outlined in IAS 2 Inventories. This includes the direct cost of labour, seeds and growing materials as well as other indirect costs such as utilities and supplies used in the growing process. Indirect labour cost for individuals involved in the growing and quality control process is also included, as well as depreciation of manufacturing assets. All direct and indirect costs of biological assets are capitalized as they are incurred. Unrealized fair value gains/losses on growth of biological assets are recorded on the consolidated statements of operations and comprehensive loss. Biological assets are measured at their fair value less costs to sell on the consolidated statement of financial position.
Inventories	Inventories Inventories of finished goods and packaging and supplies are initially valued at cost, and subsequently at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs to sell. The Company reviews inventories for obsolete, redundant and slow-moving goods and any such inventories identified are written down to net realizable value. The direct and indirect costs of finished goods inventory initially include the fair value of the biological asset at the time of harvest. They also include subsequent costs such as materials, labour and depreciation expense on equipment involved in packaging, labeling and inspection. All direct and indirect costs related to inventory are capitalized as they are incurred, and they are subsequently recorded within cost of sales on the consolidated statements of operations and comprehensive loss at the time the cannabis is sold. Inventory is measured at lower of cost or net realizable value on the consolidated statement of financial position.
Property, plant and equipment	Property, plant and equipment Property, plant and equipment are initially recognized at acquisition cost or manufacturing cost, including any costs directly attributable to bringing the assets to the location and condition necessary for them to be capable of operating in the manner intended by the Company’s management. Property, plant and equipment are subsequently measured at cost, less accumulated depreciation and impairment losses.
Depreciation is recognized on a straight-line basis to reduce the cost, less estimated residual value, of depreciable fixed assets. The following useful lives are applied:

Buildings	25 years
Growing and processing equipment	10 years
Computer equipment	5 years
Vehicles	5 years
Furniture and fixtures	10 years
Leasehold improvements	5 years
Right-of-use assets	term of lease

Gains or losses arising on the disposal of property, plant and equipment are determined as the difference between the disposal proceeds and the carrying amount of the assets, and are recognized as profit or loss within consolidated statements of operations and comprehensive loss.

Construction in process are transferred to the appropriate asset class when available for use and depreciation of these assets commences at that point.
An asset’s residual value, useful life and depreciation method are reviewed during each financial year and adjusted if appropriate. When parts of an item of equipment have different useful lives, they are accounted for as separate items (major components) and depreciated accordingly.
Goodwill	Goodwill Goodwill represents the future economic benefits arising from a business combination that are not individually identified and separately recognized. Goodwill is carried at cost less accumulated impairment losses. Refer to Note 3(viii) for a description of impairment testing procedures.
Assets held for sale	Assets held for sale Assets and liabilities held for sale are no longer depreciated and are presented separately in the consolidated statement of financial position at the lower of their carrying amount and fair value less costs to sell. An asset is regarded as held for sale if its carrying amount will be recovered principally through a sale transaction, rather than through continuing use. For this to be the case, the asset must be available for immediate sale and its sale must be highly probable.
Impairment of long-lived and intangible assets	Impairment of long-lived and intangible assets Long-lived assets, including property, plant and equipment and intangible assets are reviewed each reporting period for indicators of impairment and reversal of impairment. Goodwill and indefinite life intangible assets are assessed for indicators of impairment at each reporting date and are tested annually or whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds its recoverable amount. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the cash-generating unit, or "CGU"). The recoverable amount of an asset or a CGU is the higher of its fair value, less costs of disposal, and its value in use. If the carrying amount of an asset exceeds its recoverable amount, an impairment charge is recognized immediately in profit or loss equal to the amount by which its carrying amount exceeds its recoverable amount. Except for goodwill, where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount, and the carrying amount that would have been recorded had no impairment loss been recognized previously.
Share-based payments	Share-based payments
The Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense over the vesting period based on the Company’s estimate of equity instruments that will eventually vest. Fair value for options is determined using the Black-Scholes pricing model and fair value for Restricted Share Units (“RSUs”) and Performance Share Units (“PSUs”) is determined using the Company’s share price at the grant date.

Expected forfeitures are estimated at the date of the grant and subsequently adjusted if further information indicates actual forfeitures may vary from the original estimate. The impact of the revision of the original estimate is recognized in profit or loss such that the cumulative expenses reflect in the period the estimate is revised. Cancellations of unvested equity settled share-based payments are accounted for as an acceleration of vesting and the then remaining unamortized costs are recognized immediately in profit or loss.

For stock options granted to non-employees, the expense is measured at the fair value of the goods and services received except when the fair value cannot be estimated, in which case it is measured at the fair value of the equity instrument granted.
Consideration paid by employees or non-employees on the exercise of options is recorded as an increase to share capital and the related share-based payment expense is transferred from equity reserves to share capital.
Investments in associates and joint operations	Investments in associates and joint operations
Associates are companies over which the Company has significant influence. Significant influence is presumed when the Company has an ownership interest greater than 20%, unless certain qualitative factors overcome this assumption. Conversely, where the Company has an ownership interest less than 20%, it is presumed that the Company does not have significant influence, unless certain qualitative factors overcome this assumption. In assessing significant influence and the ownership interest, potential voting rights that are currently exercisable are taken into consideration.

Investments in associates are accounted for using the equity method and are initially recognized at cost, inclusive of transaction costs. The consolidated financial statements include the Company’s share of the income or loss and equity movement of equity accounted associates. In accordance with IFRS, the associate’s most recent available financial statements are used in the application of the equity method. Where the associate’s reporting period differs from the Company’s, the associate prepares financial information as of the same period end as the Company, unless it is impracticable to do so. Otherwise, the Company will adjust for its share of income and expenses and equity movement based on the associate’s most recently completed financial statements, adjusted for the effects of significant transactions. The Company does not recognize losses exceeding the carrying value of its interest in the associate.

The Company recognizes its share of the assets, liabilities, revenue and expenses of joint operations in accordance with the related agreements (Note 27).

Investments in associates are considered impaired and impairment losses are recognized if, and only if, there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the net investment (a 'loss event') and that loss event (or events) has an impact on the estimated future cash flows from the net investment that can be reliably estimated. In such cases, the carrying value of the associate is written down to its recoverable amount which is the higher of value in use and fair value less costs of disposal.

Intangible assets	Intangible assets
Intangible assets are recorded at cost less accumulated amortization and impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Amortization of definite life intangibles is provided on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any, except for off-market supply agreements, where amortization is provided based on the actual output received versus the estimated output forecast to be received over the life of the agreement.

The estimated useful lives, residual values, and amortization methods are reviewed at each year end, and any changes in estimates are accounted for prospectively. Intangible assets with an indefinite life or not yet available for use are not subject to amortization.
Research costs are expensed as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development to use or sell the asset. Research costs and other development expenditures are recognized as general and administrative expenses on the consolidated statements of operations and comprehensive loss as incurred.
Provisions	Provisions Provisions are recognized when the Company has a present legal or constructive obligation based on past events, it is probable that an outflow of economic resources will be required to settle the obligation and the amount can be reasonably estimated. Provisions are measured at the present value of the estimated expenditures expected to settle the obligation, if the effect of the time value of money is material.
Loss per share	Loss per share Basic loss per share is calculated by dividing net loss attributable to common shareholders by the weighted average number of shares outstanding during the period. Diluted loss per share is calculated in a similar manner, but with adjustments to give effect to all dilutive potential common shares outstanding during the period. The dilutive effect of warrants, options, top-up rights, RSUs and PSUs is calculated using the treasury stock method. Anti-dilutive effects of potential conversions of securities are ignored for this calculation.
Revenue recognition	Revenue recognition Revenue from the direct sale of cannabis dried flower and cannabis derivative products for a fixed price is recognized when the Company transfers control of the good to the customer, which is at point of delivery for medical cannabis and recreational cannabis. Revenue includes excise taxes, which the Company pays as principal, but excludes duties and taxes collected on behalf of third parties. Revenue also includes the net consideration to which the Company expects to be entitled. Revenue is recognized to the extent that it is highly probable that a significant reversal will not occur. Therefore, revenue is stated net of expected price discounts, allowances for customer returns and certain promotional activities and similar items. Generally, payment of the transaction price is due within credit terms that are consistent with industry practices, with no element of financing. Net revenue is revenue less excise taxes. Excise taxes are effectively a production tax which becomes payable when the product is removed from the Company’s premises and may or may not be directly related to the revenue depending on the province of sale. It is generally not included as a separate item on external invoices; increases in excise tax are not always passed on to the customer and where a customer fails to pay for product received the Company cannot reclaim the excise tax. The Company therefore recognizes excise tax, unless it regards itself as an agent of the regulatory authorities, as a cost and reduction to revenue for the Company.
Derivative liabilities	Derivative liabilities
Derivative liabilities are initially recognized at fair value at the date on which the derivative contract was entered into. Any attributable transaction costs are recognized in the consolidated statements of operations and comprehensive loss as incurred. Subsequent to initial recognition, derivative liabilities are measured at fair value at each reporting date until settlement, with the re-measurement gain or loss being recognized immediately in the consolidated statements of operations and comprehensive loss. The Company does not enter into or hold derivative financial instruments for trading or speculative purposes.

For more details on derivative liabilities consisting of warrants and top-up rights, see Note 13.

Income taxes	Income taxes
The measurement of income taxes payable and deferred income tax assets and liabilities requires management to make judgments in the interpretation and application of the relevant tax laws. The actual amount of income taxes only becomes final upon filing and acceptance of the tax return by the relevant authorities, which occurs subsequent to the issuance of the consolidated financial statements.

Income tax expense in the consolidated statements of operations and comprehensive loss is the sum of current and deferred tax as explained below.

Current tax is the expected income tax payable (recoverable) on the taxable income (loss) for the year, using tax rates enacted, or substantively enacted, as at the end of the reporting year. Current tax expense (recovery) included in the consolidated statements of operations and comprehensive income (loss) reflects the current tax for the reporting year, plus adjustments to the current tax of prior years, less current tax recorded directly in other comprehensive income (loss) or equity.

Deferred taxes are accounted for under the liability method and are the taxes expected to be payable or recoverable on the temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable income. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences and unused tax losses and tax credits can be utilized. Deferred tax is calculated on a non-discounted basis, using enacted or substantively enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The carrying amounts of individual deferred tax assets are reviewed at the end of each reporting year, but are only recognized for the proportion on which it is probable that sufficient taxable profits will be available for such assets to be recovered.
Deferred tax is not recognized for: i) temporary differences related to the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; ii) differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future; and, iii) differences arising on the initial recognition of goodwill.
Borrowing costs	Borrowing costsBorrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time that the assets are substantially ready for their intended use or sale. Other borrowing costs are expensed in the period in which they are incurred and reported in finance costs. No borrowing costs were capitalized during the years presented.
Business combinations
xviii.Business combinations
The Company accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Company. In determining whether a particular set of activities and assets is a business, the Company assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set of assets and activities has the ability to produce outputs.

The Company has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable assets acquired and liabilities assumed. Goodwill is the excess of consideration transferred over the fair value of the net tangible and intangible assets acquired, recorded at fair value at the acquisition date and is tested annually for impairment, or when indicators of impairment arise. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities. The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

Government subsidies	Government subsidiesGovernment subsidies are recognized when there is reasonable assurance that the subsidy will be received, and all the attached conditions will be complied with. Subsidies are recognized as income in the consolidated statements of operations and comprehensive loss on a systematic basis over the periods in which the expenses are recognized for the related costs for which the subsidies are intended to compensate, which in the case of subsidies related to assets requires setting it up as deferred income or deducting it from the carrying amount of the asset.
Critical accounting estimates and judgments	Critical accounting estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.

The following are the estimates and judgments made by management in applying the accounting policies of the Company that have the most significant effect on the consolidated financial statements:

1.Biological assets and inventories
Determination of the fair value of biological assets requires management to make a number of estimates, including estimating average selling price per gram and yields per plant. The Company records obsolete and unsaleable inventories at the lower of cost and net realizable value. Adjustments to the carrying value of inventories are based on obsolescence trends, historical experience, forecast demand and average selling price for obsolete and unsaleable inventories. Refer to Notes 7 and 8 for further information.

2.Estimated useful lives and impairment of property, plant and equipment and finite-life intangible assets
Amortization of property, plant and equipment and finite life intangibles assets requires estimates of useful lives, which are determined through the exercise of judgment. The assessment of any impairment of these assets is dependent upon estimates of recoverable amounts, taking into consideration factors such as economic and market conditions and the useful lives of assets.

3.Share-based payments
In determining the fair value of options and related expenses, management estimates the expected life of the option, the expected volatility of the Company’s share price, the risk-free interest rate, and the rate of forfeitures. Refer to Note 14 for further information.

4.Adult-use recreational cannabis revenue – provision for returns and price adjustments
Government customers typically have the right to return products, and in some cases, the right to pricing adjustments for products that are subsequently discounted or sold for a lower price in another jurisdiction. The estimation of potential future returns and pricing adjustments includes the use of management estimates and assumptions that may not be certain given the evolving nature of the industry.

5.Impairment of long-lived and intangible assets
In determining the recoverable amount of the Company’s Moncton (the “Moncton Campus”) and Winnipeg (the "Winnipeg Campus") campuses CGUs, management has applied significant judgment in the aggregation of the CGUs and has made various estimates with respect to the forecasted cash flows, terminal growth rate, post-tax discount rate, and income taxes utilized in the discounted cash flow model.

6.     Derivative Liabilities
Warrants issued pursuant to equity offerings that are potentially exercisable in cash or on a cashless basis resulting in a variable number of shares being issued are considered derivative liabilities and therefore measured at fair value through profit or loss. The Company uses the Black-Scholes option pricing model to estimate the fair value of such warrants at inception, on each exercise, and subsequently at the period end date. The key assumption used in the model is the expected future volatility in the price of the Company’s Common Shares.

The potential Common Share issuances in regards to top-up rights are considered derivative liabilities and therefore measured at fair value through profit or loss. The Company uses the Monte Carlo pricing model to estimate the fair value of such top-up rights at inception, on each exercise, and subsequently at year date. The key assumption used in the model is the expected future volatility on the price of the Company's Common Shares.

The impact of changes in these key assumptions is described in Note 13.

7.    Business Combinations
Management performs a valuation analysis to allocate the purchase price based on the acquisition date fair values of the identifiable assets acquired and liabilities assumed. Determining the fair value of identifiable assets acquired and liabilities assumed on the acquisition date requires the use of judgment and estimates. With respect to the EIC acquisition, the significant estimates related to estimating the fair value of the acquired research and processing license and non-compete agreement, involved significant assumptions such as forecasting gross margin, and estimating time to market with or without key management. Management also exercises judgment in estimating the probability and timing of future cash flows and uses a discounted cash flow method as the basis for estimating fair values. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.
Adoption of new or amendment accounting standards	Adoption of new or amended accounting standards
As required, effective September 1, 2020, the Company adopted the following new or amended accounting standards:

Amendments to IFRS 3: Definition of a Business
In October 2018, the IASB issued “Definition of a Business (Amendments to IFRS 3)”. The amendments clarify the definition of a business, with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendments provide an assessment framework to determine when a series of integrated activities is not a business. The amendments are effective for business combinations occurring on or after the beginning of the first annual reporting period beginning on or after January 1, 2020. The amended standard did not have an impact on the Company's consolidated financial statements.

Amendments to IFRS 16: COVID-19-Related Rent Concessions
In May 2020, the IASB issued COVID-19-Related Rent Concessions, which amended IFRS 16 Leases. The 2020 amendments introduced an optional practical expedient under which a lessee is not required to assess whether eligible rent concessions are lease modifications, instead accounting for them in accordance with other applicable guidance. The practical expedient only applied to rent concessions for which any reduction in lease payments affects solely payments originally due on or before June 30, 2021. The IASB extended the practical expedient by 12 months permitting lessees to apply it to rent concessions for which any reduction in lease payments affects only payments originally due on or before June 30, 2022. The Company did not receive any COVID-19 related rent concessions on any of its leases and therefore, the amended standard did not have an impact on the Company's consolidated financial statements.

xxii.    Future changes to accounting standards
The following IFRS standards have been recently issued by the IASB with an effective date after August 31, 2021 and have not yet been adopted by the Company. Pronouncements that are irrelevant or not expected to have a significant impact have been excluded:

Amendments to IAS 1: Classification of Liabilities as Current or Non-Current
The amendments to IAS 1 clarify the requirements relating to determining whether a liability should be presented as current or non-current in the statement of financial position. Under the new requirements, the assessment of whether a liability is presented as current or non-current is based on the contractual arrangements in place as at the reporting date and does not impact the amount or timing of recognition. The amendments apply retrospectively for annual reporting periods beginning on or after January 1, 2023. The Company is currently evaluating the potential impact of these amendment on the Company’s consolidated financial statements.

Amendments to IAS 8: Definition of Accounting Estimate
The amendments introduced a new definition for accounting estimates, clarifying that the estimates are monetary amounts in the financial statements that are subject to measurement uncertainty which is defined as an uncertainty that arises when monetary amounts in financial reports cannot be observed directly and must instead be estimated. The amendments are effective for annual reporting periods beginning on or after January 1, 2023. The Company is currently evaluating the potential impact of these amendments on the Company’s consolidated financial statements.

Amendments to IAS 1: Disclosure of Accounting Policies
The IASB has issued amendments to IAS 1 and IFRS Practice Statement 2 on the application of materiality to disclosure of accounting policies in deciding which accounting policies to disclose in the financial statements. The key amendments to IAS 1 include requiring companies to disclose their material accounting policies rather than their significant accounting policies; clarifying that accounting policies related to immaterial transactions, other events or conditions are immaterial and need not be disclosed; and clarifying that not all accounting policies that relate to material transactions, other events or conditions are material to the Company’s consolidated financial statements. The amendments are effective for annual reporting periods beginning on or after January 1, 2023. The Company is currently evaluating the potential impact of this amendment on the Company’s consolidated financial statements.